Fair Value Measurements (Details) - Scheduel of Fair Value of Derivative Liabilities - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Successor [Member]
Liabilities:
Liabilities		$ 3,100,000
Value		4,900,000
Change in fair value		(1,800,000)
Successor [Member] | Level 1 [Member]
Liabilities:
Liabilities
Successor [Member] | Level 2 [Member]
Liabilities:
Liabilities
Successor [Member] | Level 3 [Member]
Liabilities:
Liabilities		3,100,000
Successor [Member] | Earnout liability [Member]
Liabilities:
Liabilities		3,100,000
Value		4,900,000
Change in fair value		(1,800,000)
Successor [Member] | Earnout liability [Member] | Level 1 [Member]
Liabilities:
Liabilities
Successor [Member] | Earnout liability [Member] | Level 2 [Member]
Liabilities:
Liabilities
Successor [Member] | Earnout liability [Member] | Level 3 [Member]
Liabilities:
Liabilities		$ 3,100,000
Predecessor [Member]
Liabilities:
Change in fair value	$ (320,117)
Predecessor [Member] | Preferred stock warrant liability [Member]
Liabilities:
Liabilities				$ 320,117
Predecessor [Member] | Preferred stock warrant liability [Member] | Level 1 [Member]
Liabilities:
Liabilities
Predecessor [Member] | Preferred stock warrant liability [Member] | Level 2 [Member]
Liabilities:
Liabilities
Predecessor [Member] | Preferred stock warrant liability [Member] | Level 3 [Member]
Liabilities:
Liabilities				$ 320,117